Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of internal credit grades [line items]
ECL allowance	$ 22	$ 24
Residential mortgages	274,244	269,706
Business and government loans	194,870	188,542
Customers' liability under acceptances	10,816	11,574
Expected credit loss allowance on debt securities classified at amortized cost	$ 20	$ 15
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Percentage of impaired loans fully or partially collateralized	93.00%	84.00%
Residential mortgages	$ 787	$ 596
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	13	24
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	3	4
Business and government loans	$ 270	$ 963